UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard International Value Fund Investor Shares - VTRIX

Vanguard Diversified Equity Fund Investor Shares - VDEQX

Vanguard International Value Fund
Investor Shares (VTRIX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.35%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$11,588
Number of Portfolio Holdings	190
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.3%
Asia	35.0%
Europe	50.6%
North America	5.4%
Oceania	0.8%
South America	2.7%
Other Assets and Liabilities—Net	5.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR46

Vanguard Diversified Equity Fund
Investor Shares (VDEQX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.34%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$2,577
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard U.S. Growth Fund Investor Shares	30.1%
Vanguard Growth and Income Fund Investor Shares	20.3%
Vanguard WindsorTM Fund Investor Shares	19.8%
Vanguard Windsor II Fund Investor Shares	15.1%
Vanguard ExplorerTM Fund Investor Shares	9.8%
Vanguard Mid-Cap Growth Fund	4.9%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR608

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard International Value Fund

Contents
Financial Statements	1

International Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.5%)
Australia (0.8%)
	QBE Insurance Group Ltd.	2,823,596	39,022
*	James Hardie Industries plc	1,085,154	25,471
	Macquarie Group Ltd.	163,153	20,162
	South32 Ltd.	3,134,441	5,401
			90,056
Belgium (0.5%)
	KBC Group NV	689,145	63,545
Brazil (1.8%)
	Lojas Renner SA	31,708,490	81,630
	TOTVS SA	6,890,500	45,677
	Banco Bradesco SA ADR	18,002,524	44,286
	Ambev SA	8,499,249	21,820
	Odontoprev SA	8,594,700	16,174
			209,587
Canada (3.0%)
	Nutrien Ltd.	2,163,583	123,512
	Magna International Inc.	1,593,254	55,358
*	CAE Inc.	2,024,700	50,654
	Gildan Activewear Inc.	1,073,681	49,478
	North West Co. Inc.	955,811	38,341
	Suncor Energy Inc.	998,249	35,257
			352,600
China (6.1%)
	Tencent Holdings Ltd.	3,290,853	201,568
	Ping An Insurance Group Co. of China Ltd. Class H	18,799,000	112,513
	Li Ning Co. Ltd.	52,133,500	98,289
	China Overseas Land & Investment Ltd.	40,637,133	72,096
	Gree Electric Appliances Inc. of Zhuhai Class A	8,025,824	50,360
	Trip.com Group Ltd. ADR	700,273	41,309
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	49,868,000	36,706
	Contemporary Amperex Technology Co. Ltd. Class A	1,002,130	32,042
	Alibaba Group Holding Ltd.	2,010,700	30,020
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	984,500	29,775
			704,678
Denmark (0.5%)
	Novo Nordisk A/S Class B	863,260	57,719
Egypt (0.3%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	20,397,638	31,845
Finland (2.1%)
	Nokia OYJ	32,670,874	163,327
	Sampo OYJ Class A	5,086,147	50,956
	Neste OYJ	2,489,914	25,829
			240,112
France (10.5%)
	Kering SA	971,687	197,692
	STMicroelectronics NV	7,186,472	163,371
	Thales SA	363,355	101,784
	Air Liquide SA Loyalty Shares 2027	466,513	95,858
	Pernod Ricard SA	848,362	91,959
	Accor SA	1,633,993	80,511
	LVMH Moet Hennessy Louis Vuitton SE	132,051	73,147
	Airbus SE	420,406	71,339
	Bureau Veritas SA	2,235,680	70,967
	Engie SA	3,379,719	69,853
	TotalEnergies SE	1,068,306	60,846

International Value Fund
		Shares	Market Value• ($000)
	Capgemini SE	329,184	52,555
	ArcelorMittal SA	1,533,945	45,361
	Teleperformance SE	340,043	37,287
			1,212,530
Germany (6.3%)
	Infineon Technologies AG	3,028,183	100,302
	SAP SE	263,537	77,108
	Bayer AG (Registered)	2,835,271	74,304
	Fresenius Medical Care AG	1,353,870	68,879
	MTU Aero Engines AG	189,161	65,470
*	BASF SE	1,268,900	64,802
	Henkel AG & Co. KGaA	706,540	49,868
	adidas AG	210,941	48,536
*	Fresenius SE & Co. KGaA	869,945	41,320
	Merck KGaA	251,796	35,055
[1]	Siemens Healthineers AG	601,135	32,406
	Siemens AG (Registered)	118,322	27,245
	Continental AG	304,439	23,799
	FUCHS SE	401,588	15,438
			724,532
Greece (0.7%)
	Piraeus Financial Holdings SA	14,266,781	80,123
Hong Kong (4.4%)
	AIA Group Ltd.	21,275,043	159,412
*	Sands China Ltd.	44,383,600	79,489
	Techtronic Industries Co. Ltd.	7,241,000	72,873
	Jardine Matheson Holdings Ltd.	1,359,270	60,399
	Xinyi Glass Holdings Ltd.	46,461,611	43,501
	Sun Hung Kai Properties Ltd.	3,275,000	31,068
*	Melco Resorts & Entertainment Ltd. ADR	6,007,896	30,941
	Galaxy Entertainment Group Ltd.	7,365,000	26,600
			504,283
India (3.4%)
	HDFC Bank Ltd.	3,392,155	77,049
	ICICI Bank Ltd. ADR	2,195,273	73,673
	UPL Ltd.	7,953,234	63,075
	Bharti Airtel Ltd.	2,503,607	55,225
	Adani Ports & Special Economic Zone Ltd.	3,639,614	52,362
	HDFC Bank Ltd. ADR	606,659	44,098
	Zee Entertainment Enterprises Ltd.	20,305,870	25,534
			391,016
Indonesia (0.8%)
	Astra International Tbk. PT	145,294,200	41,994
	Bank Mandiri Persero Tbk. PT	127,815,800	37,745
	Selamat Sempurna Tbk. PT	146,697,700	15,751
			95,490
Ireland (1.3%)
	Ryanair Holdings plc ADR	2,599,271	124,401
	CRH plc	291,824	27,846
			152,247
Israel (0.2%)
*	Wix.com Ltd.	163,912	27,798
Italy (1.3%)
	Eni SpA	4,100,507	58,726
	FinecoBank Banca Fineco SpA	2,595,630	51,941
	Brembo NV	4,756,133	44,473
			155,140
Japan (12.2%)
	Nidec Corp.	9,980,400	177,365
	Shin-Etsu Chemical Co. Ltd.	2,929,400	89,146
	Denso Corp.	5,571,000	71,932
	Daikin Industries Ltd.	543,700	61,940
	Kubota Corp.	5,005,300	58,164
	Makita Corp.	1,967,700	57,544
	Kobe Steel Ltd.	4,885,700	57,299

International Value Fund
		Shares	Market Value• ($000)
	Omron Corp.	1,889,610	56,093
	Nitto Denko Corp.	3,115,500	54,761
	Nihon Kohden Corp.	4,384,600	52,964
	Nomura Research Institute Ltd.	1,388,400	52,575
	Toyota Motor Corp.	2,511,200	47,962
	Hoya Corp.	407,600	47,961
	Mitsubishi Electric Corp.	2,456,300	47,518
	MISUMI Group Inc.	3,269,000	45,796
	Resona Holdings Inc.	5,592,300	44,860
	Mizuho Financial Group Inc.	1,670,600	41,769
	Marubeni Corp.	2,287,900	40,561
	Mitsui Fudosan Co. Ltd.	4,036,600	40,005
	Seria Co. Ltd.	1,900,800	38,590
	FANUC Corp.	1,410,400	35,796
	Keyence Corp.	83,900	35,078
[2]	Ain Holdings Inc.	863,200	33,272
	Recruit Holdings Co. Ltd.	597,200	33,094
	Kokusai Electric Corp.	1,763,900	32,571
	Nitori Holdings Co. Ltd.	252,200	30,008
	Suzuki Motor Corp.	2,116,900	25,368
			1,409,992
Malaysia (0.3%)
	Westports Holdings Bhd.	40,494,000	39,895
Mexico (0.5%)
	Grupo Financiero Banorte SAB de CV	7,338,100	63,059
Netherlands (3.7%)
	ASML Holding NV	128,011	85,696
	Universal Music Group NV	1,914,669	56,302
	Koninklijke Vopak NV	1,075,461	44,471
	IMCD NV	321,067	42,696
	ING Groep NV	2,155,493	41,858
	Wolters Kluwer NV	222,034	39,202
	Aegon Ltd.	5,659,091	36,399
	Randstad NV	848,335	34,052
	ASM International NV	45,721	22,348
[1]	ABN AMRO Bank NV	979,952	20,307
	SBM Offshore NV	383,790	8,069
			431,400
Norway (0.7%)
	Bakkafrost P/F	856,227	43,176
	Equinor ASA	1,751,608	39,649
			82,825
Panama (0.9%)
	Copa Holdings SA Class A	1,096,836	100,646
Philippines (0.4%)
	Puregold Price Club Inc.	43,216,900	24,706
	Universal Robina Corp.	13,144,800	19,472
			44,178
Singapore (2.1%)
	United Overseas Bank Ltd.	3,681,000	97,763
	DBS Group Holdings Ltd.	1,584,370	51,475
	Venture Corp. Ltd.	5,626,700	49,948
	Sembcorp Industries Ltd.	8,292,240	41,944
			241,130
South Korea (2.7%)
	SK Hynix Inc.	922,918	115,155
	Hyundai Mobis Co. Ltd.	396,107	74,353
[1]	Samsung Electronics Co. Ltd. GDR	71,564	69,694
	Shinhan Financial Group Co. Ltd.	899,350	32,503
	Samsung Electronics Co. Ltd.	572,385	22,333
			314,038
Spain (2.4%)
	Banco Santander SA	17,602,140	123,934
	Banco Bilbao Vizcaya Argentaria SA	6,601,419	90,598

International Value Fund
		Shares	Market Value• ($000)
	Bankinter SA	5,320,326	61,976
			276,508
Sweden (2.5%)
*	Boliden AB	3,506,738	107,447
	Assa Abloy AB Class B	2,363,726	71,748
	Nordea Bank Abp	4,060,870	56,239
*	Hexagon AB Class B	5,335,537	51,928
			287,362
Switzerland (5.1%)
	Roche Holding AG	523,363	171,133
	UBS Group AG (Registered)	3,333,642	101,194
	Sandoz Group AG	2,050,202	88,927
	Julius Baer Group Ltd.	1,207,262	78,289
	ABB Ltd. (Registered)	1,263,656	66,734
	Cie Financiere Richemont SA (Registered) Class A	261,489	46,206
	Adecco Group AG (Registered)	1,149,266	29,911
	Novartis AG (Registered)	121,436	13,851
			596,245
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,232,910	204,941
United Kingdom (12.6%)
	Prudential plc	13,141,080	139,726
	RELX plc	1,974,762	107,773
	Smith & Nephew plc	7,580,421	106,676
	Unilever plc	1,639,085	104,360
	HSBC Holdings plc (XHKG)	9,028,000	100,442
	HSBC Holdings plc	8,603,307	95,904
	Berkeley Group Holdings plc	1,486,846	82,882
	Compass Group plc	2,457,624	82,858
	Croda International plc	2,084,772	82,294
	GSK plc	3,628,290	71,777
	IMI plc	2,702,090	64,128
	Experian plc	1,245,305	61,955
	3i Group plc	892,726	50,610
	Weir Group plc	1,591,850	47,984
	Diploma plc	730,506	38,762
	Kingfisher plc	9,860,145	37,898
	RS Group plc	4,826,825	33,281
	London Stock Exchange Group plc	197,828	30,804
	InterContinental Hotels Group plc	267,998	28,598
	Whitbread plc	775,797	26,944
	Renishaw plc	866,176	25,947
	Travis Perkins plc	2,370,467	17,695
	Paragon Banking Group plc	1,543,497	17,437
			1,456,735
United States (1.0%)
	Aon plc Class A	237,254	84,175
	Chubb Ltd.	130,201	37,248
			121,423
Vietnam (0.6%)
	Phu Nhuan Jewelry JSC	13,232,300	36,343
	Vietnam Dairy Products JSC	15,930,600	35,339
			71,682
Total Common Stocks (Cost $9,642,938)			10,835,360
Preferred Stocks (1.3%)
	Itau Unibanco Holding SA Preference Shares	10,580,630	66,335
	FUCHS SE Preference Shares	1,045,155	52,407
	Gerdau SA Preference Shares	14,370,552	37,957
Total Preferred Stocks (Cost $138,910)			156,699

International Value Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[3,4] Vanguard Market Liquidity Fund, 4.350% (Cost $554,910)	5,550,659	555,011
Total Investments (99.6%) (Cost $10,336,758)		11,547,070
Other Assets and Liabilities—Net (0.4%)		40,564
Net Assets (100%)		11,587,634
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $122,407, representing 1.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,357.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $31,632 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2025	1,085	135,337	4,182
MSCI Emerging Markets Index	June 2025	1,069	59,330	1,069
				5,251

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	USD	5,171	EUR	4,725	—	(197)
Royal Bank of Canada	6/18/25	USD	151	PLN	585	—	(4)
Toronto-Dominion Bank	6/18/25	USD	272	SEK	2,713	—	(10)
						—	(211)
EUR—euro.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,781,848)	10,992,059
Affiliated Issuers (Cost $554,910)	555,011
Total Investments in Securities	11,547,070
Investment in Vanguard	325
Foreign Currency, at Value (Cost $10,111)	9,992
Cash Collateral Pledged—Futures Contracts	9,686
Receivables for Investment Securities Sold	58,729
Receivables for Accrued Income	78,620
Receivables for Capital Shares Issued	2,237
Total Assets	11,706,659
Liabilities
Due to Custodian	40,508
Payables for Investment Securities Purchased	21,580
Collateral for Securities on Loan	31,632
Payables for Capital Shares Redeemed	14,856
Payables to Investment Advisor	4,037
Payables to Vanguard	1,170
Variation Margin Payable—Futures Contracts	157
Unrealized Depreciation—Forward Currency Contracts	211
Deferred Foreign Capital Gains Taxes	4,874
Total Liabilities	119,025
Net Assets	11,587,634
1 Includes $30,357 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	10,149,704
Total Distributable Earnings (Loss)	1,437,930
Net Assets	11,587,634

Net Assets
Applicable to 290,893,993 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,587,634
Net Asset Value Per Share	$39.83
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	157,625
Interest[2]	9,219
Securities Lending—Net	256
Total Income	167,100
Expenses
Investment Advisory Fees—Note B
Basic Fee	9,970
Performance Adjustment	(904)
The Vanguard Group—Note C
Management and Administrative	11,403
Marketing and Distribution	350
Custodian Fees	277
Shareholders' Reports and Proxy Fees	71
Trustees’ Fees and Expenses	3
Other Expenses	21
Total Expenses	21,191
Net Investment Income	145,909
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	152,840
Futures Contracts	(12,474)
Forward Currency Contracts	474
Foreign Currencies	(1,243)
Realized Net Gain (Loss)	139,597
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(82,806)
Futures Contracts	12,765
Forward Currency Contracts	(402)
Foreign Currencies	3,466
Change in Unrealized Appreciation (Depreciation)	(66,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	218,529
1	Dividends are net of foreign withholding taxes of $13,912.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,969, $39, and ($16), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $3,787.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,221).
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	145,909	372,755
Realized Net Gain (Loss)	139,597	706,782
Change in Unrealized Appreciation (Depreciation)	(66,977)	1,263,884
Net Increase (Decrease) in Net Assets Resulting from Operations	218,529	2,343,421
Distributions
Total Distributions	(965,913)	(373,465)
Capital Share Transactions
Issued	633,454	1,071,516
Issued in Lieu of Cash Distributions	874,958	330,509
Redeemed	(2,123,845)	(2,843,466)
Net Increase (Decrease) from Capital Share Transactions	(615,433)	(1,441,441)
Total Increase (Decrease)	(1,362,817)	528,515
Net Assets
Beginning of Period	12,950,451	12,421,936
End of Period	11,587,634	12,950,451
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.37	$36.55	$32.96	$43.76	$32.48	$36.63
Investment Operations
Net Investment Income[1]	.474	1.142	1.045	1.019	1.091	.684
Net Realized and Unrealized Gain (Loss) on Investments	.191	5.801	3.528	(10.011)	10.824	(3.723)
Total from Investment Operations	.665	6.943	4.573	(8.992)	11.915	(3.039)
Distributions
Dividends from Net Investment Income	(1.074)	(1.123)	(.983)	(1.087)	(.635)	(1.111)
Distributions from Realized Capital Gains	(2.131)	—	—	(.721)	—	—
Total Distributions	(3.205)	(1.123)	(.983)	(1.808)	(.635)	(1.111)
Net Asset Value, End of Period	$39.83	$42.37	$36.55	$32.96	$43.76	$32.48
Total Return[2]	2.04%	19.23%	13.97%	-21.28%	36.91%	-8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,588	$12,950	$12,422	$11,733	$15,219	$9,408
Ratio of Total Expenses to Average Net Assets[3]	0.35%	0.37%[4]	0.39%	0.38%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.76%	2.72%	2.68%	2.56%	2.05%
Portfolio Turnover Rate	19%	40%	29%	37%	33%	72%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.01%, 0.00%, (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International Value Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Lazard Asset Management LLC, Sprucegrove Investment Management Ltd., and ARGA Investment Management, LP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and ARGA Investment Management, LP, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding five years. The basic fee of Sprucegrove Investment Management Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA since October 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net decrease of $904,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $325,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International Value Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	847,315	—	—	847,315
Common Stocks—Other	370,066	9,617,979	—	9,988,045
Preferred Stocks	104,292	52,407	—	156,699
Temporary Cash Investments	555,011	—	—	555,011
Total	1,876,684	9,670,386	—	11,547,070

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,251	—	—	5,251
Liabilities
Forward Currency Contracts	—	(211)	—	(211)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,251	—	5,251
Total Assets	5,251	—	5,251

Unrealized Depreciation—Forward Currency Contracts	—	(211)	(211)
Total Liabilities	—	(211)	(211)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(12,474)	—	(12,474)
Forward Currency Contracts	—	474	474
Realized Net Gain (Loss) on Derivatives	(12,474)	474	(12,000)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	12,765	—	12,765
Forward Currency Contracts	—	(402)	(402)
Change in Unrealized Appreciation (Depreciation) on Derivatives	12,765	(402)	12,363

International Value Fund
F.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,379,728
Gross Unrealized Appreciation	2,153,598
Gross Unrealized Depreciation	(981,216)
Net Unrealized Appreciation (Depreciation)	1,172,382
G.  During the six months ended April 30, 2025, the fund purchased $2,238,445,000 of investment securities and sold $3,736,495,000 of investment securities, other than temporary cash investments.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	16,046	26,052
Issued in Lieu of Cash Distributions	23,338	8,397
Redeemed	(54,171)	(68,658)
Net Increase (Decrease) in Shares Outstanding	(14,787)	(34,209)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  In May 2025, the board of trustees approved the addition of Altrinsic Global Advisors, LLC, as an investment advisor to the fund, replacing Lazard Asset Management LLC. Sprucegrove Investment Management Ltd., ARGA Investment Management, and Altrinsic Global Advisors, LLC, will each manage approximately 33% of the fund.
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q462 062025

Financial Statements
For the six-months ended April 30, 2025
Vanguard Diversified Equity Fund

Contents
Financial Statements	1

Diversified Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	11,749,915	775,142
Vanguard Growth and Income Fund Investor Shares	8,834,394	523,791
Vanguard WindsorTM Fund Investor Shares	25,294,509	511,202
Vanguard Windsor II Fund Investor Shares	9,070,284	390,022
Vanguard ExplorerTM Fund Investor Shares	2,447,171	251,349
Vanguard Mid-Cap Growth Fund	5,100,748	126,244
Total Investment Companies (Cost $1,611,875)		2,577,750
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.350% (Cost $—)	4	—
Total Investments (100.0%) (Cost $1,611,875)		2,577,750
Other Assets and Liabilities—Net (0.0%)		(794)
Net Assets (100%)		2,576,956
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Diversified Equity Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,611,875)	2,577,750
Receivables for Investment Securities Sold	909
Receivables for Capital Shares Issued	245
Total Assets	2,578,904
Liabilities
Due to Custodian	750
Payables for Capital Shares Redeemed	1,198
Total Liabilities	1,948
Net Assets	2,576,956
At April 30, 2025, net assets consisted of:

Paid-in Capital	1,433,004
Total Distributable Earnings (Loss)	1,143,952
Net Assets	2,576,956

Net Assets
Applicable to 53,850,122 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,576,956
Net Asset Value Per Share	$47.85
See accompanying Notes, which are an integral part of the Financial Statements.
2

Diversified Equity Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	17,012
Net Investment Income—Note B	17,012
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	200,888
Affiliated Funds Sold	11,163
Realized Net Gain (Loss)	212,051
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(296,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,071)
See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Equity Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,012	27,421
Realized Net Gain (Loss)	212,051	83,115
Change in Unrealized Appreciation (Depreciation)	(296,134)	692,795
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,071)	803,331
Distributions
Total Distributions	(120,209)	(115,708)
Capital Share Transactions
Issued	133,731	245,683
Issued in Lieu of Cash Distributions	110,560	107,439
Redeemed	(383,082)	(383,882)
Net Increase (Decrease) from Capital Share Transactions	(138,791)	(30,760)
Total Increase (Decrease)	(326,071)	656,863
Net Assets
Beginning of Period	2,903,027	2,246,164
End of Period	2,576,956	2,903,027
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.39	$39.45	$41.38	$56.40	$40.98	$37.95
Investment Operations
Net Investment Income[1]	.306	.475	.398	.356	.385	.452
Capital Gain Distributions Received[1]	3.610	1.374	1.973	6.162	2.294	1.866
Net Realized and Unrealized Gain (Loss) on Investments	(5.303)	12.134	.358	(17.785)	15.438	3.447
Total from Investment Operations	(1.387)	13.983	2.729	(11.267)	18.117	5.765
Distributions
Dividends from Net Investment Income	(.475)	(.403)	(.256)	(.317)	(.346)	(.369)
Distributions from Realized Capital Gains	(1.678)	(1.640)	(4.403)	(3.436)	(2.351)	(2.366)
Total Distributions	(2.153)	(2.043)	(4.659)	(3.753)	(2.697)	(2.735)
Net Asset Value, End of Period	$47.85	$51.39	$39.45	$41.38	$56.40	$40.98
Total Return[2]	-2.96%	36.30%	7.88%	-21.42%	45.67%	15.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,577	$2,903	$2,246	$2,180	$2,965	$1,919
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.34%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.00%	0.99%	0.77%	0.76%	1.19%
Portfolio Turnover Rate	8%	5%	7%	12%	6%	14%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Diversified Equity Fund
D.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,613,026
Gross Unrealized Appreciation	979,484
Gross Unrealized Depreciation	(14,760)
Net Unrealized Appreciation (Depreciation)	964,724
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	2,608	5,228
Issued in Lieu of Cash Distributions	2,166	2,435
Redeemed	(7,410)	(8,117)
Net Increase (Decrease) in Shares Outstanding	(2,636)	(454)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard Explorer Fund	286,679	18,804	10,834	671	(43,971)	1,144	16,423	251,349
Vanguard Growth and Income Fund	583,081	60,398	52,783	460	(67,365)	2,774	57,509	523,791
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1	—	—
Vanguard Mid-Cap Growth Fund	145,452	2,599	15,614	(2,388)	(3,805)	2,599	—	126,244
Vanguard U.S. Growth Fund	873,166	42,359	101,523	13,433	(52,293)	1,705	38,146	775,142
Vanguard Windsor Fund	580,263	65,515	54,053	(1,233)	(79,290)	5,587	53,569	511,202
Vanguard Windsor II Fund	433,765	42,184	36,737	220	(49,410)	3,202	35,241	390,022
Total	2,902,406	231,859	271,544	11,163	(296,134)	17,012	200,888	2,577,750
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6082 062025
7

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Trustees’ Equity Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	9,581,856,992	131,801,566	N/A	N/A
Mark Loughridge	9,568,683,225	144,975,333	N/A	N/A
Scott C. Malpass	9,558,276,140	155,382,419	N/A	N/A
John Murphy	9,585,723,006	127,935,553	N/A	N/A
Lubos Pastor	9,569,107,795	144,550,764	N/A	N/A
Rebecca Patterson	9,577,422,658	136,235,900	N/A	N/A
André F. Perold	9,554,383,404	159,275,155	N/A	N/A
Salim Ramji	9,566,805,688	146,852,871	N/A	N/A
Sarah Bloom Raskin	9,561,505,109	152,153,449	N/A	N/A
Grant Reid	9,574,386,088	139,272,471	N/A	N/A
David Thomas	9,572,997,618	140,660,941	N/A	N/A
Barbara Venneman	9,578,366,683	135,291,876	N/A	N/A
Peter F. Volanakis	9,570,587,400	143,071,158	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for International Value Fund are included in the financial statements filed under Item 7 of this Form, and those of the Diversified Equity Fund are borne by the underlying Vanguard funds in which the fund of the Registrant invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – International Value Fund

At its November 2024 meeting, the board of trustees of Vanguard International Value Fund (the “Board”) renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA); Sprucegrove Investment Management Ltd. (Sprucegrove); and Lazard Asset Management LLC (Lazard)1. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

1 At its May 2025 meeting, the Board decided to terminate the fund’s investment advisory agreement with Lazard, effective June 2025. More information regarding the fund’s new advisory structure can be in found in the fund’s prospectus and statement of additional information.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

ARGA. ARGA is an independent investment management firm focused on global equities. The firm invests in businesses that it believes are undervalued based on its forecasts of long-term normalized earnings power and dividend-paying capabilities. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in great businesses at compelling valuations. Unlike classic value managers, ARGA does not rely specifically on regression to the mean. Its deep value-oriented process is designed to identify both company and systemic risk, stress-testing stocks to assess potential downside. The process is driven by bottom-up fundamental research completed by a team of business analysts leveraging the firm’s proprietary industry models to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.

Sprucegrove. Sprucegrove is a Toronto-based boutique asset manager focused on serving institutional clients by applying a disciplined quality value philosophy focused on international and global equities. The investment team at Sprucegrove employs a relative value approach by identifying high-quality companies translating to a defensive, lower risk strategy over the long term. The investment process begins with a bottom-up idea generation process, where analysts identify high-quality companies as measured against the five pillars: above-average and consistent profitability, sustainable competitive advantages, financial strength, growth opportunities, and capable management. The investment process also involves analysts reviewing a decade of annual reports and balance sheets, understanding the fundamentals of both the company and its competitors, and ultimately coming to normalized projections of return on equity (ROE). Sprucegrove has managed a portion of the fund since 2020.

Lazard. Lazard, a subsidiary of the investment bank Lazard Freres & Co. LLC, provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at Lazard employs bottom-up stock selection to identify stocks with sustainable financial productivity and attractive valuations overlooked by most market participants. The investment process seeks to take advantage of three types of market inefficiencies: compounders, mispriced companies, and restructuring. The investment process leverages collaboration between the portfolio management team and Lazard’s global research platform, including an experienced team of global sector analysts who perform deep fundamental analysis of individual companies. Lazard has managed a portion of the fund since 2006.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of ARGA, Sprucegrove, or Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules with ARGA, Sprucegrove and Lazard. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.

The board will consider whether to renew the advisory arrangements with ARGA and Sprucegrove again after a one-year period.

Trustees Approve Advisory Arrangement – Diversified Equity Fund

The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.